Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Details) - Denali Capital Acquisition Corp [Member] - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Ordinary shares subject to possible redemption, Value at beginning		$ 9,021,005		$ 9,021,005	$ 50,477,963	$ 50,477,963
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	$ 20,704		$ 790,157	144,866	$ 1,594,042	1,968,370	$ 5,643,271
Ordinary shares subject to possible redemption, Value at ending	$ 548,318			$ 548,318		$ 9,021,005	$ 50,477,963
Ordinary Share [Member]
Temporary Equity [Line Items]
Ordinary shares subject to possible redemption, Shares at beginning	751,837	751,837		751,837	4,537,829	4,537,829	8,250,000
Ordinary shares subject to possible redemption, Value at beginning	$ 9,145,167	$ 9,021,005		$ 9,021,005	$ 50,477,963	$ 50,477,963	$ 85,371,600
Redemption of shares	(708,098)					(3,785,992)	(3,712,171)
Redemption of shares	$ (8,617,553)					$ (43,425,328)	$ (40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	$ 18,080	$ 78,971				$ 1,578,042	$ 3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	$ 2,624	$ 45,191				$ 390,328	$ 1,800,000
Ordinary shares subject to possible redemption, Shares at ending	43,739	751,837		43,739		751,837	4,537,829
Ordinary shares subject to possible redemption, Value at ending	$ 548,318	$ 9,145,167		$ 548,318		$ 9,021,005	$ 50,477,963